Subsequent Events (Details) - USD ($)		1 Months Ended
	May 20, 2020	Apr. 30, 2020
Promissory Note [Member]
Subsequent Event [Line Items]
Amount borrowed	$ 191,000	$ 191,000
Director 1 [Member] | Founder Shares [Member]
Subsequent Event [Line Items]
Shares issued (in shares)		25,000
Director 2 [Member] | Founder Shares [Member]
Subsequent Event [Line Items]
Shares issued (in shares)		25,000
Director 3 [Member] | Founder Shares [Member]
Subsequent Event [Line Items]
Shares issued (in shares)		25,000
Directors [Member] | Founder Shares [Member]
Subsequent Event [Line Items]
Shares issued (in shares)		75,000
Class B Common Stock [Member] | Founder Shares [Member]
Subsequent Event [Line Items]
Stock dividend issued (in shares)	1,725,000
Shares issued (in shares)	10,350,000
Class B Common Stock [Member] | Director 1 [Member] | Founder Shares [Member]
Subsequent Event [Line Items]
Shares issued (in shares)		25,000
Class B Common Stock [Member] | Director 2 [Member] | Founder Shares [Member]
Subsequent Event [Line Items]
Shares issued (in shares)		25,000
Class B Common Stock [Member] | Director 3 [Member] | Founder Shares [Member]
Subsequent Event [Line Items]
Shares issued (in shares)		25,000
Class B Common Stock [Member] | Directors [Member] | Founder Shares [Member]
Subsequent Event [Line Items]
Shares issued (in shares)		75,000